Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy and Practices Regarding Timing of Stock Options and other Equity Awards
The Board and the Committee maintain a Policy on Granting Equity Awards (Equity Grant Policy) for executive officers, other senior management, other employees, and non-employee Directors. The Equity Grant Policy is intended to prevent equity grant timing issues. Under the Equity Grant Policy the Committee approves annual cycle equity grants to executive officers, senior management, and other employees. The annual cycle equity grants to the executive officers, other senior management, and other employees generally occurs (including for 2024 annual cycle equity grants) at a pre-set meeting of the Committee occurring in the first quarter following the end of the fiscal year. In addition to annual cycle equity awards, equity awards may be granted at other times during the year in connection with new hires, promotions and other special circumstances. The Equity Grant Policy provides that the equity grant date is to be a NYSE trading day occurring within twenty NYSE trading days of the date on which the Company announces its quarterly results of operations, except for full value awards to employees who are not members of the Senior Executive Leadership which may occur on other dates. No stock options or stock option type equity awards were made by the Company in 2024, except in connection with our Employee Stock Purchase Plan which is generally available to all employees. The Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and it is the Company’s practice not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Equity Grant Policy provides that the equity grant date is to be a NYSE trading day occurring within twenty NYSE trading days of the date on which the Company announces its quarterly results of operations, except for full value awards to employees who are not members of the Senior Executive Leadership which may occur on other dates. No stock options or stock option type equity awards were made by the Company in 2024, except in connection with our Employee Stock Purchase Plan which is generally available to all employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	false